Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2018	Mar. 29, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	ELECTRAMECCANICA VEHICLES CORP.
Entity Central Index Key	0001637736
Trading Symbol	solo
Amendment Flag	false
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		32,332,343
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false